Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 1,352	€ 1,436
Other	4	6
Accrued income	1,356	1,442
Current	1,356	€ 1,442
Non-current	€ 0